IMPAIRMENT OF ASSETS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Deferred Tax	$ 1,511	$ 1,511
Goodwill And Identified Intangible Assets	42,098
Vessels One [Member]
Statement [Line Items]
Impairment Of CGU	16,000
Total Carrying Value	28,000
Goodwill And Identified Intangible Assets	28,000
Other Long-lived Assets	$ 1,400
Description to sensitivity assessment to recoverable amount	As a sensitivity assessment to the recoverable amount calculations, reducing the selected revenue multiple by 0.5 from 1.75 above down to 1.25 (approximately 29% decrease) would result in additional goodwill impairment of approximately $3.0 million
Vessel [Member]
Statement [Line Items]
Deferred Tax	$ 1,400
Lease Liability	1,200
Estimated Recoverable Amount	$ 11,900
Description Of Valuation	The fair value was determined based on guideline public companies similar to Vessel considering financial metrics such as historical revenue growth, gross margin and EBITDA profitability and with operations focused on consumer brands and similar sales channels. An enterprise value to latest twelve months revenue multiple of 1.75 was selected based on consideration of the enterprise value to latest twelve months multiples of the guideline companies. The multiple was applied to Vessel’s revenue for the twelve months ended June 30, 2022. Estimated costs of disposal of 3% were subtracted to arrive at the recoverable amount. The impairment test valuation is considered a Level 3 method within the IFRS 13 fair value hierarchy